Income Tax - Schedule of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Unrecognised temporary differences
Start-up organisational expenses	$ 23,562,382	$ 14,548,197
Exploration costs deducted for tax purposes	8,831,110	7,257,748	6,326,621
Carry forward tax losses	20,943,812	16,175,180
Total	53,337,304	37,981,125	6,326,621
Prepayments
Net unrecognised deferred tax asset/(liability)	$ 12,215,209	$ 8,768,199	$ 1,455,123